Issued capital and reserves	6 Months Ended
Jun. 30, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Issued capital and reserves	Issued capital and reserves
Authorized capital, in number of shares

Authorized capital includes all shares issued as well as all potential shares which may be issued upon exercise of stock options, founders warrants, other warrants, restricted share awards and conversion of convertible debt, or which the shareholders have otherwise authorized for specific capital increases. At December 31, 2020, authorized capital was 147,036,688 ordinary shares with a nominal value of €0.02 each. At June 30, 2021, following approval of resolutions for capital increases approved by the shareholders in June 2021, authorized capital was 312,150,039 ordinary shares with a nominal value of €0.02 each.

The ratio of ordinary shares to ADS is four ordinary shares per ADS.
Shares issued and fully paid
At December 31, 2020, 133,934,090 ordinary shares were issued and outstanding, representing a nominal value of €2,678,000 ($3,269,000). At June 30, 2021, 149,475,334 ordinary shares were issued and outstanding, representing a nominal value of €2,990,000 ($3,642,000).

Capital transactions
On April 9, 2021, the Company increased its capital in connection with a private placement with Lynrock Lake Master Fund LP by issuing 7,272,724 ordinary shares at $1.375 per ordinary share (or $5.50 per ADS). The total offering amounted to $9,999,996. Accordingly, issued capital in the Condensed Consolidated Statement of Financial Position was increased by $172,698 recorded in share capital and by $9,827,297 in share premium. Costs directly attributable to the equity transaction amounting to approximately $0.1 million were deducted from the share premium.
On January 13, 2021, January 17, 2021 and February 12, 2021, Nokomis Capital, L.L.C, converted portions of the convertible note issued in 2015 totaling a principal value of $7,750,000, plus accrued interest and conversion bonus of $4,536,438, into a total of 7,227,308 ordinary shares. $175,239 was recorded in share capital in the Condensed Consolidated Statement of Financial Position and $12,111,185 in share premium.
On May 14, 2020, the Company increased its capital in connection with a public offering by issuing 22,330,096 ordinary shares (including 2,912,620 shares from the underwriters' over-allotment option) at $1.2875 per ordinary share (or $5.15 per ADS). The total offering amounted to $28,749,999. Accordingly, issued capital in the Condensed Consolidated Statement of Financial Position was increased by $486,761 recorded in share capital and by $28,263,238 in share premium. Costs directly attributable to the equity transaction amounting to approximately $2.3 million were deducted from the share premium.
On April 2, 2020, the Company entered into a Shareholder Loan Agreement with Bpifrance Participations, providing for an unsecured shareholder loan in an aggregate principal amount of $2.2 million. The loan accrued interest at 4.0% per annum. On May 15, 2020, the Company completed a private placement of 428,869 ADSs (1,715,476 ordinary shares) to Bpifrance Participations at a price of $5.15 per ADS, which equaled the offering price to the public of ADSs sold in the underwritten public offering that closed on May 14, 2020. As a result of the issuance of ADSs to BPI in the private placement, the loan from BPI pursuant to the Shareholder Loan Agreement between the Company and BPI was discharged and issued capital in the Condensed Consolidated Statement of Financial Position was increased by $37,253 recorded in share capital and by $2,209,589 (before costs of $0.2 million) recorded in share premium.
On March 31, 2020, the Company entered into an At The Market ("ATM") Issuance Sales Agreement (the “Sales Agreement”) with B. Riley FBR, Inc., as agent, pursuant to which the Company could offer and sell, from time to time, through B. Riley FBR, ADSs having an aggregate offering price of up to $35,000,000. In April 2020, the Company sold 242,646 ADS (970,584 ordinary shares) under this agreement, representing $1,613,116 of gross proceeds ($1.1 million of net proceeds taking into account all fees for putting in place the ATM program as well as the agent fees related to the ADSs sold). Accordingly, issued capital in the Condensed Consolidated Statement of Financial Position was increased by $21,114 recorded in share capital and by $1,592,002 (before costs of $0.5 million)recorded in share premium. On June 1, 2020, the Company terminated the ATM agreement, effective June 5, 2020.